Financial Assets and Liabilities - Additional information (Detail) m³ in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Component m³	Dec. 31, 2017 BRL (R$)	Jun. 27, 2014 BRL (R$)
Disclosure of Financial Resources [line items]
Lease expiration period	2043-06
Number of components based on contract made up of | Component	2
Interest on principal amount reversed	R$ 177,423
Judicial deposit gross	140,496	R$ 140,496
Judicial deposit, monetary variation	101,583
Reversal of financial and income tax and social contributions	67,071
Non-voting preferred shares paid in amount	R$ 2,000,000		R$ 2,000,000
CDI index [member]
Disclosure of Financial Resources [line items]
Average borrowing rate	6.40%
TLJP index [member]
Disclosure of Financial Resources [line items]
Average borrowing rate	6.98%
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	100.00%	100.00%
FED FUNDS [member]
Disclosure of Financial Resources [line items]
Offshore financial investments remunerated rate	100.00%
Firme Nacional and TCQ contracts [member]
Disclosure of Financial Resources [line items]
Settlement of amount based on contract amendments	R$ 995,951
Interest on principal amount reversed	177,423
Judicial deposit gross	R$ 396,559
Until December 2021 [member] | Firme Nacional and TCQ contracts [member]
Disclosure of Financial Resources [line items]
Contract amendment date	Nov. 14, 2018
Bottom of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	60.00%	80.00%
Bottom of range [member] | Marketable securities [member] | Fair value through profit or loss [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	2 years
Bottom of range [member] | Restricted cash [member] | Financial assets at amortised cost, category [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	2 years
Top of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	140.00%	125.00%
Top of range [member] | Marketable securities [member] | Fair value through profit or loss [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	5 years
Top of range [member] | Restricted cash [member] | Financial assets at amortised cost, category [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	5 years
BNDES [member]
Disclosure of Financial Resources [line items]
Bank guarantee rate	0.96%	2.32%
BNDES [member] | Bottom of range [member]
Disclosure of Financial Resources [line items]
Balance of bank guarantees contracted	R$ 1,195,048	R$ 1,509,889
BNDES [member] | Top of range [member]
Disclosure of Financial Resources [line items]
Balance of bank guarantees contracted	R$ 2,475,175	1,183,208
Petrobras [member]
Disclosure of Financial Resources [line items]
Amount of natural gas equivalent per day | m³	300
Contract expiry date	Mar. 31, 2023
Rumo S.A. [member] | BNDES [member]
Disclosure of Financial Resources [line items]
Unused line of credit	R$ 2,108,824	21,325
Cosan Logistica S.A. [member] | Three Brazilian financial institutions [member]
Disclosure of Financial Resources [line items]
Unused line of credit	R$ 501,000	R$ 501,000
Comgas [member]
Disclosure of Financial Resources [line items]
Contract expiry date	Mar. 26, 2019
Average monthly volume | m³	760
Average annual volume | m³	9,120
Comgas [member] | December 2021 [member] | Brazilian-sourced Natural Gas [member]
Disclosure of Financial Resources [line items]
Amount of natural gas equivalent per day | m³	4,220
Comgas [member] | June 2021 [member] | Brazilian-sourced Natural Gas [member]
Disclosure of Financial Resources [line items]
Amount of natural gas equivalent per day | m³	8,100